Organization and business (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Apr. 09, 2021 USD ($) $ / shares shares	Jun. 30, 2022 segment shares	Jun. 30, 2021 shares
Disclosure of classes of share capital [line items]
Number of subsidiaries | segment		5
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares)		14,056,077	22,819,788
Ordinary shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares)	8,625,000
Share price (in USD per share) | $ / shares	$ 17
Proceeds from issuing shares | $	$ 146.6